General, Description of Business, and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	3 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 General and Limited Partner [Member]	Sep. 30, 2013 Williams Partners L.P.	Mar. 31, 2013 Williams Partners L.P.	Mar. 31, 2013 Williams Partners L.P. Private Placement [Member]	Dec. 31, 2013 Constitution Pipeline Company LLC [Member]	Dec. 31, 2013 Bluegrass Pipeline Company LLC [Member]	Dec. 31, 2013 Gulfstream Natural Gas System, L.L.C.[Member]	Dec. 31, 2013 Access Midstream Partners, GP, L.L.C.[Member]	Dec. 31, 2013 Access Midstream Partners Lp [Member]	Dec. 31, 2013 Pension Plan, Defined Benefit [Member]	Dec. 31, 2013 Pension Plan, Defined Benefit [Member] Maximum [Member]	Dec. 31, 2013 Pension Plan, Defined Benefit [Member] Minimum [Member]	Dec. 31, 2013 Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Approximate Amortization Period Of Net Actuarial Gain Loss											12 years			8 years
Threshold For Amortization Of Unrecognized Actuarial Gains Losses	10.00%
Amortization Period Of Unrecognized Prior Service Costs Credits														5 years
Threshold For Market Related Value												110.00%	90.00%
Amortization Period Of Difference Between Expected And Actual Return On Plan Assets											5 years
Minimum period of construction for capitalization of interest	3 months
Minimum total project cost for capitalization of interest	$ 1
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage								50.00%	50.00%	23.00%
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Variable Interest Entity Ownership Percentage						41.00%	50.00%
Sale Of Stock Number Of Shares Issued In Transaction			24,725,000	15,937,500	3,000,000
Master limited partnership, general partner, ownership percentage		64.00%